Equity - Summary of Treasury Shares (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 KRW (₩) shares
Number of treasury shares
Beginning | shares	[1]	26,173,585	26,173,585	26,173,585
Changes In Treasury Share Number [abstract]
Ending | shares	[1]			26,173,585
Carrying amount
Beginning		₩ 1,136,188
Changes In Treasury Share Amount [abstract]
Ending		₩ 1,136,188	$ 958,404	₩ 1,136,188
Treasury shares [member]
Number of treasury shares
Beginning | shares	[1]	26,173,585	26,173,585
Changes In Treasury Share Number [abstract]
Acquisition | shares	[1]	0	0	0
Disposal	[1]	₩ 0		₩ 0
Ending | shares	[1]	26,173,585	26,173,585	26,173,585
Deposited at the Korea Securities Depository for issuing exchangeable bonds		₩ 5
Carrying amount
Beginning		1,136,188		₩ 1,136,188
Changes In Treasury Share Amount [abstract]
Acquisition		0		0
Disposal		0		0
Ending		₩ 1,136,188		₩ 1,136,188

[1]	5 million treasury shares are deposited at the Korea Securities Depository for the exchange of exchangeable bonds.